UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09381

PayPal Funds
(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, CA	95131
(Address of principal executive offices)	(Zip code)

John T. Story PayPal Funds 2211 North First Street San Jose, CA 95131
(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31/04

Date of reporting period: 7/1/03 - 6/30/04

Item 1. Proxy Voting Record.

The registrant invests all its assets in the Money Market Master Portfolio, a series of Master Investment Portfolio.  Consequentially, the registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2003 through June 30, 2004.  The proxy voting record for Money Market Master Portfolio can be found in Master Investment Portfolio’s Form N-PX, which will be available on the Securities and Exchange Commission’s website (www.sec.gov) by August 31, 2004.  Master Investment Portfolio’s CIK # is 0000915092.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		PayPal Funds

By	(Signature and Title)*
/s/ John T. Story
John T. Story, President

	Date	August 12, 2004

*Print the name and title of each signing officer under his or her signature.